CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Cash flows from (used in) operating activities:
Net earnings	$ 607,183	$ (225,282)
Adjustments for:
Depreciation and amortization (note 21)	135,402	147,190
Non-cash restructuring charges related to property, plant and equipment, right-of-use assets, and computer software (note 18)	3,136	23,933
(Impairment reversal, net of write-downs)	(31,459)	93,989
Insurance recovery gain, net of loss on disposal of property, plant and equipment(1)	(43,660)	(27,091)
Share-based compensation	37,659	2,090
Other (note 22)	5,988	4,691
Other adjustments to reconcile profit (loss)	(96,739)	395,510
Cash flows from operating activities	617,510	415,030
Cash flows from (used in) investing activities:
Purchase of property, plant and equipment	(127,457)	(50,670)
Purchase of intangible assets	(2,766)	(7,670)
Business acquisitions (note 5)	(163,968)	0
Proceeds from insurance related to property, plant and equipment (PP&E) and other disposals of PP&E	106,358	830
Cash flows used in investing activities	(187,833)	(57,510)
Cash flows from (used in) financing activities:
Decrease in amounts drawn under revolving long-term bank credit facility	0	(245,000)
(Payment of) Proceeds from term loan	(400,000)	400,000
Payment of lease obligations (note 10(b))	(21,474)	(15,418)
Dividends paid	(90,462)	(30,553)
Proceeds from the issuance of shares	9,427	2,854
Repurchase and cancellation of shares (note 14(d))	(245,140)	(23,216)
Share repurchases for settlement of non-Treasury RSUs (note 14(e))	(4,267)	(2,558)
Withholding taxes paid pursuant to the settlement of non-Treasury RSUs	(2,837)	(2,571)
Cash flows (used in) from financing activities	(754,753)	83,538
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(942)	80
Net (decrease) increase in cash and cash equivalents during the fiscal year	(326,018)	441,138
Cash and cash equivalents, beginning of fiscal year	505,264	64,126
Cash and cash equivalents, end of fiscal year	179,246	505,264
Cash paid (included in cash flows from operating activities):
Interest	22,201	35,648
Income taxes, net of refunds	$ 5,744	$ 9,318